Hedging Transactions And Derivative Financial Instruments (Derivative and Nonderivative Debt Instruments) (Details) $ in Millions	Sep. 27, 2019 USD ($)
Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets:	$ 5.7
Accrued expense and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities:	0.7
Long-term debt
Derivatives, Fair Value [Line Items]
Nonderivative hedging instruments:	$ 656.5